GOING CONCERN UNCERTAINITY (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Cash	$ 206		$ 36,616	$ 36,619
Current assets	154,540		229,837	231,280
Liabilities, current	4,991,333		4,998,447	5,992,412
Accumulated deficit	12,581,961		12,371,437	11,177,216
Net cash used in operating activities	$ 67,299	$ 195,848	$ 205,894	$ 493,003
Intangible assets estimated useful lives	5 years	5 years	5 years
Trucks [Member]
Property, Plant and Equipment [Line Items]
Intangible assets estimated useful lives			5 years